Certain Transactions (Details) - Schedule of book value of MakerBot's net assets - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Certain Transactions (Details) [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 33,900,000	$ 30,100,000	$ 13,900,000
Equity investment	$ 0	$ 39,100,000
UltiMaker [Member]
Certain Transactions (Details) [Line Items]
Ownership percentage				46.50%
Equity investment				$ 105,600,000